Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	$ 99,477
Amortization	37,503	60,023	90,000
Balance At End Of Year	61,974	99,477
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	1,199,754	1,199,754
Total	1,261,728	1,299,231
Customer Lists [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	99,477	149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	0	10,019
Amortization	0	10,019
Balance At End Of Year	$ 0	$ 0